Financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments	Fair value of financial instruments

(millions of U.S. dollars)
June 30, 2025	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1.9	$1.9	$1.9	$—	$—
Other receivables	0.7	0.7	—	0.7	—
Contingent consideration	73.4	73.4	—	—	73.4
Derivative instruments:
Interest rate swaps designated as a hedge	80.9	80.9	—	80.9	—
Commodity contracts for regulatory operations	0.3	0.3	—	0.3	—
Total derivative instruments	81.2	81.2	—	81.2	—
Total financial assets	$157.2	$157.2	$1.9	$81.9	$73.4
Long-term debt	$6,020.6	$6,009.8	$1,988.8	$4,021.0	$—
Convertible debentures	0.3	0.3	0.3	—	—
Derivative instruments:
Interest rate swaps designated as a hedge	12.0	12.0	—	12.0	—
Commodity contracts for regulated operations	0.1	0.1	—	0.1
Total derivative instruments	12.1	12.1	—	12.1	—
Total financial liabilities	$6,033.0	$6,022.2	$1,989.1	$4,033.1	$—
17.Financial instruments (continued)
(a)Fair value of financial instruments (continued)

(millions of U.S. dollars)
December 31, 2024	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$2.1	$2.1	$2.1	$—	$—
Other receivables	0.6	0.5	—	0.5	—
Derivative instruments:
Interest rate swaps designated as a hedge	108.3	108.3	—	108.3	—
Commodity contracts for regulatory operations	0.2	0.2	—	0.2	—
Total derivative instruments	108.5	108.5	—	108.5	—
Total financial assets	$111.2	$111.1	$2.1	$109.0	$—
Long-term debt	$6,207.0	$6,135.5	$1,922.6	$4,213.0	$—
Convertible debentures	0.3	0.2	0.2	—	—
Derivative instruments:
Interest rate swaps designated as a hedge	19.1	19.1	—	19.1	—
Commodity contracts for regulated operations	0.3	0.3	—	0.3	—
Total derivative instruments	19.4	19.4	—	19.4	—
Total financial liabilities	$6,226.7	$6,155.1	$1,922.8	$4,232.4	$—

Schedule of Derivative Instruments Designated as Amortized into Hedged Activity Disclosure

(millions of dollars)
Derivative	Notional quantity		Expiry	Hedged item
Forward-starting interest rate swap	US$	350.0	July 2029	US$350.0 subordinated unsecured notes
Cross-currency interest rate swap	C$	400.0	January 2032	C$400.0 subordinated unsecured notes
Forward-starting interest rate swap	US$	750.0	April 2032	US$750.0 subordinated unsecured notes

Schedule of Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge held by continuing and discontinued operations:

	Three months ended		Six months ended
	June 30		June 30
(millions of U.S. dollars)	2025	2024	2025	2024
Effective portion of cash flow hedge	$(1.8)	$29.8	$(22.2)	$45.7
Amortization of cash flow hedge	(0.3)	(0.5)	(0.6)	(1.0)
Amounts reclassified from AOCI	(0.2)	(0.1)	(0.4)	(6.0)
	$(2.3)	$29.2	$(23.2)	$38.7

Schedule of Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the unaudited interim condensed consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	Three months ended		Six months ended
	June 30		June 30
(millions of U.S. dollars)	2025	2024	2025	2024
Amortization of cash flow hedge	$(0.3)	$(0.5)	$(0.6)	$(1.0)
Unrealized gain (loss) on commodity contracts	0.6	0.6	(6.3)	1.2
Gain (loss) on derivative financial instruments	$0.3	$0.1	$(6.9)	$0.2